Supplemental Cash Flow Information - Additional Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash interest paid including realized losses on the interest rate swap agreements	$ 47.9	$ 61.8	$ 47.6